Equity-settled donation expense (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2014 item $ / shares shares	Mar. 31, 2014 CNY (¥) item shares
Equity-settled donation expense
Share options granted		50,000,000
Numbers of management who designated donation to non-profit organization | item	2	2
Exercise period		4 years
Exercise price | $ / shares	$ 25.00
Period over which charitable trusts are permitted to sell ordinary shares		8 years
Period after which charitable trusts are permitted to sell ordinary shares		1 year
Maximum number of shares charitable trusts are permitted to sell ordinary shares per year	6,250,000	6,250,000
Fair value assumptions
Risk-free interest rate		1.02%
Expected dividend yield		0.00%
Expected life (years)		4 years
Expected volatility		37.20%
General and administrative expenses
Fair value assumptions
Equity-settled donation expense | ¥		¥ 1,269
Minimum
Fair value assumptions
Discount for post-vesting sale restrictions		18.00%
Restriction period on sales		2 years
Maximum
Fair value assumptions
Discount for post-vesting sale restrictions		38.00%
Restriction period on sales		8 years